Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [text block] [Abstract]
Borrowings description	For the year ended December 31, 2021, the Company borrowed four bank loans carrying interests at the rates of 4.47, 2%, 2%, and 4.22%, respectively.	the Company borrowed five bank loans carrying interests at the rates of MLR minus 1%, MLR minus 1%, MLR minus 1%, 2%, and 2%, respectively. Borrowings are due to mature and repayable on June 30, 2023, May 31, 2022, April 7, 2025 and February 16, 2022.
Interest expense	$ 78,353	$ 82,779	$ 81,191
Unused bank overdraft	$ 300,000	330,000
Unused trust receipts		$ 1,700,000